Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Advances from FHLB

At year end, long-term advances from the FHLB were as follows:

	Rate	December 31, 2012	December 31, 2011
Maturing:
April 2012	2.30%	$—	$5,000
June 2012	2.05%	—	742
January 2014	3.12%	5,000	5,000
May 2014	3.06%	5,000	5,000

Total		$10,000	$15,742

Schedule of Federal Home Loan Advances Pledged by Assets

The advances were collateralized as follows:

	December 31, 2012	December 31, 2011
Single-family mortgage loans	$9,917	$11,141
Multi-family mortgage loans	4,968	4,222
Commercial real estate loans	1,185	3,384
Securities	4,707	9,336
Cash	3,300	800

Total	$24,077	$28,883